Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative expenses	$ 3,262,408	$ 380,819	$ 25,377,515	$ 717,418
Loss on cryptocurrencies	0	4,600	34	4,600
Total operating expenses	3,262,408	385,419	25,377,549	722,018
Loss from operations	(3,262,408)	(385,419)	(25,377,549)	(722,018)
Other income (expense):
Interest expense	(20,377)	(18,132)	(31,564)	(42,552)
Other expense	0	(60)	0	(60)
Refund of equipment deposit	0	150,000	0	150,000
Change in fair value of derivatives	(396,443)	(61,867)	857,804	(152,052)
Loss on settlement	(148,053)	0	(148,053)	0
Total other income (expense), net	(564,873)	69,941	678,187	(44,664)
Loss before provision for income taxes	(3,827,281)	(315,478)	(24,699,362)	(766,682)
Provision for income taxes	0	0	0	0
Net loss	$ (3,827,281)	$ (315,478)	$ (24,699,362)	$ (766,682)
Loss per common share - basic	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.00)
Loss per common share - diluted	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.00)
Weighted average shares outstanding – basic	2,119,785,143	390,687,459	1,260,012,814	390,687,459
Weighted average shares outstanding - diluted	2,119,785,143	390,687,459	1,260,012,814	390,687,459